Reclassification - Schedule of Prior Year Amounts were Reclassified from Balance Sheets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current liabilities
Finance lease liabilities - current	$ 54,484	$ 52,041
Borrowings – current		59,151
Non-current liabilities
Finance lease liabilities - non-current	100,312	150,722
Borrowings – non-current	$ 171,541	223,508
Previously Reported [Member]
Current liabilities
Finance lease liabilities - current
Borrowings – current		111,192
Non-current liabilities
Finance lease liabilities - non-current
Borrowings – non-current		374,230
Revision of Prior Period, Adjustment [Member]
Current liabilities
Finance lease liabilities - current		52,041
Borrowings – current		(52,041)
Non-current liabilities
Finance lease liabilities - non-current		150,722
Borrowings – non-current		$ (150,722)